17. Borrowings and financing (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings And Financing Tables Abstract
Borrowings and financing outstanding
Borrowings and financing outstanding balance	December 31, 2018			December 31, 2017
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
10th issue debentures	42,493	40,194	82,687	41,702	80,953	122,655
12th issue debentures	45,450	249,249	294,699	45,450	294,702	340,152
14th issue debentures	41,270	103,005	144,275	40,503	141,351	181,854
15th issue debentures	359,394	-	359,394	346,414	345,788	692,202
17th issue debentures	279,100	532,691	811,791	144,391	781,922	926,313
18th issue debentures	33,469	165,267	198,736	33,020	194,872	227,892
20th issue debentures	248,334	-	248,334	250,000	246,890	496,890
21th issue debentures	-	499,604	499,604	-	499,628	499,628
22th issue debentures	-	756,040	756,040	-	-	-
Brazilian Federal Savings Bank	75,223	1,266,592	1,341,815	78,487	1,154,599	1,233,086
Brazilian Development Bank - BNDES BAIXADA SANTISTA	16,899	-	16,899	16,782	16,782	33,564
Brazilian Development Bank - BNDES PAC	11,227	39,169	50,396	11,143	50,028	61,171
Brazilian Development Bank - BNDES PAC II 9751	4,364	18,811	23,175	4,334	22,991	27,325
Brazilian Development Bank - BNDES PAC II 9752	3,186	23,100	26,286	2,367	19,526	21,893
Brazilian Development Bank - BNDES ONDA LIMPA	23,632	123,875	147,507	23,469	146,461	169,930
Brazilian Development Bank - BNDES TIETÊ III	30,589	252,197	282,786	30,378	280,825	311,203
Brazilian Development Bank - BNDES 2015	31,615	490,729	522,344	10,050	397,922	407,972
Leases	19,077	549,589	568,666	17,573	544,044	561,617
Other	1,380	8,163	9,543	1,466	9,477	10,943
Interest and charges	98,410	-	98,410	101,855	-	101,855
Total in local currency	1,365,112	5,118,275	6,483,387	1,199,384	5,228,761	6,428,145
Borrowings and financing outstanding balance	December 31, 2018			December 31, 2017
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 1212 – US$71,947 thousand (US$92,503 thousand in December 2017)	39,826	238,954	278,780	34,000	238,000	272,000
Inter-American Development Bank - BID 2202 – US$544,457 thousand (US$438,071 thousand in December 2017)	124,098	1,969,565	2,093,663	81,757	1,375,358	1,457,115
International Bank of Reconstruction and Development -BIRD – US$91,286 thousand (US$79,946 thousand in December 2017)	11,779	341,646	353,425	-	301,665	301,665
Deutsche Bank – US$75,000 (US$150,000 thousand in December 2017)	288,479	-	288,479	248,100	242,343	490,443
Eurobonds – US$350,000 thousand (US$350,000 thousand in December 2017)	-	1,354,532	1,354,532	-	1,155,331	1,155,331
JICA 15 – ¥12,676,730 thousand (¥13,829,160 thousand in December 2017)	40,646	406,462	447,108	33,881	372,696	406,577
JICA 18 – ¥11,397,760 thousand (¥12,433,920 thousand in December 2017)	36,545	365,230	401,775	30,463	334,849	365,312
JICA 17 – ¥1,826,957 thousand (¥1,534,959 thousand in December 2017)	11,835	51,786	63,621	2,507	41,835	44,342
JICA 19 – ¥31.561.726 thousand (¥29,777,232 thousand in December 2017)	64,028	1,047,081	1,111,109	-	873,383	873,383
BID 1983AB – US$58,462 thousand (US$82,404 thousand in December 2017)	68,554	155,653	224,207	79,201	189,990	269,191
Interest and charges	52,710	-	52,710	37,462	-	37,462
Total in foreign currency	738,500	5,930,909	6,669,409	547,371	5,125,450	5,672,821

Total borrowings and financing	2,103,612	11,049,184	13,152,796	1,746,755	10,354,211	12,100,966

Exchange rate as of December 31, 2018: US$3.8748; ¥0.03527 (as of December 31, 2017: US$3.3080; ¥0.02940).

As of December 31, 2018, the Company did not have balances of borrowings and financing, raised during the year, to mature within 12 months.

Borrowings terms
Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

10th issue debentures	Own funds	2020	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)	IPCA (Series 2)
12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
15th issue debentures	Own funds	2019	CDI + 0.99% (Series 1) and 6.2% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75 (Series 1) and 4.5% (Series 2) and4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
20th issue debentures	Own funds	2019	CDI + 3.80%
21th issue debentures	Own funds	2022	CDI + 0.60% e CDI+ 0.90%
22th issue debentures	Own funds	2025	CDI +0.58 (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
Brazilian Federal Savings Bank	Own funds	2019/2039	5% to 9.5%	TR
Brazilian Development Bank - BNDES BAIXADA SANTISTA	Own funds	2019	TJLP+2.5%
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+2.15%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.5%
Leases		2035	7.73% to 10.12%	IPC
Other	Own funds	2025	12% (Presidente Prudente) and TJLP + 1.5% (FINEP)	TR

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 - US$71,947 thousand	Government	2025	3.31% (*)	US$
Inter-American Development Bank - BID 2202 - US$544,457 thousand	Government	2035	3.42% (*)	US$
International Bank for Reconstruction and Development - BIRD US$91,286 thousand	Government	2034	2.85% (*)	US$
Deutsche Bank US$75,000 thousand	-	2019	4.50%(*)	US$
Eurobonds – US$350,000 thousand	-	2020	6.25%	US$
JICA 15 – ¥12,676,730 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥11,397,760 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥1,826,957 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥31,561,726 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$58,462 thousand	-	2023	2.08% to 2.38% (*)	US$

(*)Rates comprising LIBOR + contractually defined spread.

Borrowings payment schedule
	2019	2020	2021	2022	2023	2024	2025 to 2039	TOTAL
LOCAL CURRENCY
Debentures	1,049,510	589,190	479,995	559,184	362,555	204,832	150,294	3,395,560
Brazilian Federal Savings Bank	75,223	78,072	82,169	86,589	79,037	77,369	863,356	1,341,815
BNDES	121,512	103,260	102,809	102,809	97,069	91,581	450,353	1,069,393
Leasing	19,077	36,903	38,700	40,654	43,416	45,153	344,763	568,666
Other	1,380	1,380	1,380	1,380	1,380	1,380	1,263	9,543
Interest and charges	98,410	-	-	-	-	-	-	98,410
TOTAL IN LOCAL CURRENCY	1,365,112	808,805	705,053	790,616	583,457	420,315	1,810,029	6,483,387
FOREIGN CURRENCY
BID	163,923	163,923	163,923	163,923	163,923	163,923	1,388,905	2,372,443
BIRD	11,779	23,557	23,557	23,557	23,557	23,557	223,861	353,425
Deutsche Bank	288,479	-	-	-	-	-	-	288,479
Eurobonds	-	1,354,532	-	-	-	-	-	1,354,532
JICA	153,055	140,431	140,431	140,431	140,431	140,431	1,168,403	2,023,613
BID 1983AB	68,554	67,786	29,806	29,806	28,255	-	-	224,207
Interest and charges	52,710	-	-	-	-	-	-	52,710
TOTAL IN FOREIGN CURRENCY	738,500	1,750,229	357,717	357,717	356,166	327,911	2,781,169	6,669,409
Overall Total	2,103,612	2,559,034	1,062,770	1,148,333	939,623	748,226	4,591,198	13,152,796

Changes in borrowings
	December 31, 2017	Funding	Borrowings costs	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees - Capitalized (*)	Borrowings costs - expenses	December 31, 2018

LOCAL CURRENCY
Debentures	3,576,842	750,000	(3,021)	62,676	-	(259,175)	(905,080)	226,810	34,409	3,400	3,486,861
Brazilian Federal Savings Bank	1,236,674	194,244	-	-	-	(102,772)	(85,515)	75,668	27,385	-	1,345,684
BNDES	1,042,036	131,000	-	3,438	4,001	(90,397)	(102,314)	28,909	55,725	207	1,072,605
Leasing	561,616	-	-	-	6,366	(38,196)	(17,427)	40,290	16,017	-	568,666
Other	10,977	-	-	69	-	(772)	(1,470)	763	4	-	9,571
TOTAL IN LOCAL CURRENCY	6,428,145	1,075,244	(3,021)	66,183	10,367	(491,312)	(1,111,806)	372,440	133,540	3,607	6,483,387

FOREIGN CURRENCY
BID	1,743,257	484,690	(2,365)	237,433	53,208	(55,391)	(130,520)	26,910	41,878	885	2,399,985
BIRD	303,278	-	-	48,279	3,462	(7,607)	-	6,945	2,044	19	356,420
Deutsche Bank	496,726	-	-	62,918	-	(35,207)	(268,508)	28,862	4,454	3,627	292,872
Eurobonds	1,158,642	-	-	198,380	-	(97,952)	-	85,072	13,448	822	1,358,412
JICA	1,700,448	80,196	(191)	329,638	6,787	(33,519)	(82,608)	33,992	1,209	176	2,036,128
BID 1983AB	270,470	-	-	39,241	-	(11,060)	(85,306)	9,681	1,488	1,078	225,592
TOTAL IN FOREIGN CURRENCY	5,672,821	564,886	(2,556)	915,889	63,457	(240,736)	(566,942)	191,462	64,521	6,607	6,669,409
Overall Total	12,100,966	1,640,130	(5,577)	982,072	73,824	(732,048)	(1,678,748)	563,902	198,061	10,214	13,152,796

(*) amount related to accrued interest which as part of the contract asset.

	December 31, 2016	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees - Capitalized (*)	Borrowings costs - expenses	December 31, 2017

LOCAL CURRENCY
Debentures	3,641,912	500,000	(1,157)	-	51,768	-	(301,493)	(597,794)	176,780	103,215	3,611	3,576,842
Brazilian Federal Savings Bank	1,150,691	144,654	-	-	5,495	1,415	(95,854)	(65,836)	78,283	17,826	-	1,236,674
BNDES	946,984	171,153	-	-	5,405	2,512	(78,466)	(87,993)	33,938	48,294	209	1,042,036
Leasing	552,516	-	-	24,693	-	-	-	(15,593)	-	-	-	561,616
Other	11,677	-	-	-	116	-	(876)	(750)	779	31	-	10,977
TOTAL IN LOCAL CURRENCY	6,303,780	815,807	(1,157)	24,693	62,784	3,927	(476,689)	(767,966)	289,780	169,366	3,820	6,428,145

FOREIGN CURRENCY
BID	1,811,664	96,889	(2,497)	-	(15,193)	40,228	(38,654)	(189,280)	22,547	16,803	750	1,743,257
BIRD	261,337	35,710	-	-	2,874	2,837	(4,049)	-	3,662	888	19	303,278
Deutsche Bank	485,090	-	(720)	-	7,335	-	(31,774)	-	21,286	11,925	3,584	496,726
Eurobonds	1,141,469	-	-	-	17,115	-	(85,338)	-	55,046	29,529	821	1,158,642
JICA	1,617,215	63,909	(287)	-	82,563	2,525	(28,652)	(65,702)	27,602	1,115	160	1,700,448
BID 1983AB	343,588	-	(82)	-	1,609	-	(10,931)	(75,610)	6,858	3,715	1,323	270,470
TOTAL IN FOREIGN CURRENCY	5,660,363	196,508	(3,586)	-	96,303	45,590	(199,398)	(330,592)	137,001	63,975	6,657	5,672,821
Overall Total	11,964,143	1,012,315	(4,743)	24,693	159,087	49,517	(676,087)	(1,098,558)	426,781	233,341	10,477	12,100,966

(*) amount related to accrued interest which as part of the contract asset.

	December 31, 2015	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Provision for interest and fees - Capitalized (*)	Borrowings costs - expenses	December 31, 2016

LOCAL CURRENCY
Debentures	4,203,127	-	(1,241)	-	105,385	-	(375,027)	(663,468)	214,245	154,814	4,077	3,641,912
Brazilian Federal Savings Bank	1,067,464	113,310	-	-	15,619	6,405	(89,896)	(52,315)	63,813	26,291	-	1,150,691
BNDES	696,329	313,072	(2,242)	-	-	-	(55,806)	(76,469)	38,172	33,768	160	946,984
Leasing	534,894	-		32,111	-	-	-	(14,489)	-	-	-	552,516
Other	1,962	10,014	-	-	31	-	(905)	(655)	1,149	81	-	11,677
TOTAL IN LOCAL CURRENCY	6,503,776	436,396	(3,483)	32,111	121,035	6,405	(521,634)	(807,396)	317,379	214,954	4,237	6,303,780

FOREIGN CURRENCY
BID	2,194,353	113,543	(3,819)	-	(396,817)	37,412	(42,429)	(133,063)	21,792	20,100	592	1,811,664
BIRD	238,940	59,983	-	-	(40,213)	1,971	(1,876)	-	1,916	597	19	261,337
Deutsche Bank	-	469,020	(9,167)	-	19,845	-	-	-	2,042	2,804	546	485,090
Eurobonds	1,922,256	-	-	-	(334,915)	-	(128,283)	(437,752)	69,002	50,239	922	1,141,469
JICA	1,756,969	188,755	(468)	-	(259,455)	5,771	(33,799)	(73,854)	30,791	2,362	143	1,617,215
BID 1983AB	505,306	-	(236)	-	(78,910)	-	(11,923)	(83,247)	6,548	4,772	1,278	343,588
TOTAL IN FOREIGN CURRENCY	6,617,824	831,301	(13,690)	-	(1,090,465)	45,154	(218,310)	(727,916)	132,091	80,874	3,500	5,660,363
Overall Total	13,121,600	1,267,697	(17,173)	32,111	(969,430)	51,559	(739,944)	(1,535,312)	449,470	295,828	7,737	11,964,143

(*) amount related to accrued interest which as part of the contract asset.

Borrwing costs amortization
	Amount	Maturity	Interest rates
17th issue - series 1	R$ 144,391	January 15, 2018	CDI
17th issue - series 2	R$ 348,434	February 15, 2018	IPCA
20th issue	R$ 250,000	December 20, 2018	CDI
10th issue	R$ 42,438	2018 (*)	TJLP/IPCA
12th issue	R$ 45,450	2018 (*)	TR
14th issue	R$ 40,726	2018 (*)	TJLP/IPCA
18th issue	R$ 33,641	2018 (*)	TJLP/IPCA

(*) Amounts paid during the year.

Funding
	Amount	Maturity	Remuneration
Series 1 Series 2 Series 3	R$ 100,000 R$ 400,000 R$ 250,000	3 years 5 years 7 years	CDI + 0.58% p.a. CDI + 0.90% p.a. IPCA + 6.00% p.a.

Borrowings and financing - Credit Limits
Agent	December 31, 2018
(in millions of reais (*))
Brazilian Federal Savings Bank	1,908
Brazilian Development Bank – BNDES	1,455
Japan International Cooperation Agency – JICA	208
Other	38
TOTAL	3,609

(*) Brazilian Central Bank’s exchange rate as of December 30, 2018 ( ¥1.00 = R$0.03527).